Financial liabilities designated at fair value through profit or loss - Additional Information (Details) - Financial liabilities at fair value through profit or loss, category [member] ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Financial liabilities designated at fair value through profit or loss [Line Items]
Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss	₩ 6,378,064
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	4,163
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	₩ 6,163